United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/08

Date of Reporting Period:  Six months ended 5/31/08

Item 1.                      Reports to Stockholders

Federated
World-Class Investment Manager

Federated Capital Income Fund

Established 1988

A Portfolio of Federated Income Securities Trust

SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2008

Class A Shares
Class B Shares
Class C Shares
Class F Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	5/31/2008
Net Asset Value, Beginning of Period	$8.08
Income From Investment Operations:
Net investment income	0.18
Net realized and unrealized gain (loss) on investments, futures contracts, options and foreign currency transactions	(0.18)
TOTAL FROM INVESTMENT OPERATIONS	0.00	[3]
Less Distributions:
Distributions from net investment income	(0.18)
Net Asset Value, End of Period	$7.90
Total Return [4]	0.04%

Ratios to Average Net Assets:
Net expenses [5]	1.30	% [6]
Net investment income	4.55	% [6]
Expense waiver/reimbursement [7]	0.01	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$311,832
Portfolio turnover	27%

1 Beginning with the year ended November 30, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 The Fund changed its fiscal year end from February 28 to November 30.

3 Represents less than $0.01.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 The net expense ratios are calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 1.30%, 1.28%, 1.30%, 1.30%, 1.34%, 1.30% and 1.34% for the six months ended May 31, 2008, for the years ended November 30, 2007, 2006, 2005 and 2004, for the period ended November 30, 2003 and for the year ended February 28, 2003, respectively, after taking into account these expense reductions.

6 Computed on an annualized basis.

7 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

8 Represent less than 0.01%.

See Notes which are an integral part of the Financial Statements

Year Ended November 30,							Period Ended		Year Ended
2007	2006	[1]	2005		2004		11/30/2003	[2]	2/28/2003
$8.07	$7.34		$7.20		$6.76		$5.84		$7.87

0.35	0.34		0.37		0.31		0.25		0.33
0.01	0.74		0.16		0.46		0.91		(2.03)
0.36	1.08		0.53		0.77		1.16		(1.70)

(0.35)	(0.35)		(0.39)		(0.33)		(0.24)		(0.33)
$8.08	$8.07		$7.34		$7.20		$6.76		$5.84
4.50%	15.05%		7.54%		11.63%		20.20%		(21.94)%

1.29%	1.31%		1.31%		1.34%		1.34	% [6]	1.38%
4.27%	4.41%		4.71%		4.42%		4.72	% [6]	4.98%
0.01%	0.00	% [8]	0.00	% [8]	0.00	% [8]	0.00	% [6,8]	0.00	% [8]

$335,874	$357,177		$321,376		$310,027		$281,381		$213,915
50%	41%		46%		59%		94%		140%

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	5/31/2008
Net Asset Value, Beginning of Period	$8.09
Income From Investment Operations:
Net investment income	0.15
Net realized and unrealized gain (loss) on investments, futures contracts, options and foreign currency transactions	(0.18)
TOTAL FROM INVESTMENT OPERATIONS	(0.03)
Less Distributions:
Distributions from net investment income	(0.15)
Net Asset Value, End of Period	$7.91
Total Return [3]	(0.34)%

Ratios to Average Net Assets:
Net expenses [4]	2.05	% [5]
Net investment income	3.78	% [5]
Expense waiver/reimbursement [6]	0.01	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$53,833
Portfolio turnover	27%

1 Beginning with the year ended November 30, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 The Fund changed its fiscal year end from February 28 to November 30.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 The net expense ratios are calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 2.05%, 2.03%, 2.05%, 2.05%, 2.09%, 2.05% and 2.09% for the six months ended May 31, 2008, for the years ended November 30, 2007, 2006, 2005 and 2004, for the period ended November 30, 2003 and for the year ended February 28, 2003, respectively, after taking into account these expense reductions.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Year Ended November 30,							Period Ended		Year Ended
2007	2006	[1]	2005		2004		11/30/2003	[2]	2/28/2003
$8.08	$7.34		$7.21		$6.77		$5.84		$7.88

0.29	0.29		0.31		0.26		0.21		0.28
0.01	0.74		0.15		0.46		0.93		(2.04)
0.30	1.03		0.46		0.72		1.14		(1.76)

(0.29)	(0.29)		(0.33)		(0.28)		(0.21)		(0.28)
$8.09	$8.08		$7.34		$7.21		$6.77		$5.84
3.70%	14.34%		6.58%		10.77%		19.71%		(22.64)%

2.04%	2.06%		2.06%		2.09%		2.09	% [5]	2.13%
3.51%	3.65%		3.97%		3.68%		3.97	% [5]	4.20%
0.01%	0.00	% [7]	0.00	% [7]	0.00	% [7]	0.00	% [5,7]	0.00	% [7]

$59,843	$58,305		$52,381		$49,900		$46,836		$35,409
50%	41%		46%		59%		94%		140%

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	5/31/2008
Net Asset Value, Beginning of Period	$8.08
Income From Investment Operations:
Net investment income	0.15
Net realized and unrealized gain (loss) on investments, futures contracts, options and foreign currency transactions	(0.18)
TOTAL FROM INVESTMENT OPERATIONS	(0.03)
Less Distributions:
Distributions from net investment income	(0.15)
Net Asset Value, End of Period	$7.90
Total Return [3]	(0.34)%

Ratios to Average Net Assets:
Net expenses [4]	2.05	% [5]
Net investment income	3.79	% [5]
Expense waiver/reimbursement [6]	0.01	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$40,595
Portfolio turnover	27%

1 Beginning with the year ended November 30, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 The Fund changed its fiscal year end from February 28 to November 30.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 The net expense ratios are calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 2.05%, 2.02%, 2.04%, 2.05%, 2.09%, 2.05% and 2.09% for the six months ended May 31, 2008, for the years ended November 30, 2007, 2006, 2005 and 2004, for the period ended November 30, 2003 and for the year ended February 28, 2003, respectively, after taking into account these expense reductions.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Year Ended November 30,							Period Ended		Year Ended
2007	2006	[1]	2005		2004		11/30/2003	[2]	2/28/2003
$8.07	$7.34		$7.20		$6.76		$5.84		$7.87

0.29	0.29		0.32		0.26		0.21		0.29
0.01	0.73		0.15		0.46		0.92		(2.04)
0.30	1.02		0.47		0.72		1.13		(1.75)

(0.29)	(0.29)		(0.33)		(0.28)		(0.21)		(0.28)
$8.08	$8.07		$7.34		$7.20		$6.76		$5.84
3.72%	14.22%		6.73%		10.78%		19.53%		(22.54)%

2.03%	2.05%		2.06%		2.09%		2.09	% [5]	2.13%
3.52%	3.67%		4.00%		3.66%		3.97	% [5]	4.22%
0.01%	0.00	% [7]	0.00	% [7]	0.00	% [7]	0.00	% [5,7]	0.00	% [7]

$43,692	$35,373		$23,146		$20,400		$16,815		$13,063
50%	41%		46%		59%		94%		140%

Financial Highlights - Class F Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	5/31/2008
Net Asset Value, Beginning of Period	$8.07
Income From Investment Operations:
Net investment income	0.19
Net realized and unrealized gain (loss) on investments, futures contracts, options and foreign currency transactions	(0.19)
TOTAL FROM INVESTMENT OPERATIONS	0.00	[3]
Less Distributions:
Distributions from net investment income	(0.18)
Net Asset Value, End of Period	$7.89
Total Return [4]	0.04%

Ratios to Average Net Assets:
Net expenses [5]	1.29	% [6]
Net investment income	4.56	% [6]
Expense waiver/reimbursement [7]	0.01	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$89,229
Portfolio turnover	27%

1 Beginning with the year ended November 30, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 The Fund changed its fiscal year end from February 28 to November 30.

3 Represents less than $0.01.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 The net expense ratios are calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 1.29%, 1.26%, 1.29%, 1.27%, 1.34%, 1.30% and 1.34% for the six months ended May 31, 2008, for the years ended November 30, 2007, 2006, 2005 and 2004, for the period ended November 30, 2003 and for the year ended February 28, 2003, respectively, after taking into account these expense reductions.

6 Computed on an annualized basis.

7 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

8 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Year Ended November 30,						Period Ended		Year Ended
2007	2006	[1]	2005	2004		11/30/2003	[2]	2/28/2003
$8.06	$7.33		$7.20	$6.76		$5.84		$7.87

0.36	0.36		0.39	0.34		0.26		0.36
0.00 [3]	0.72		0.13	0.43		0.90		(2.06)
0.36	1.08		0.52	0.77		1.16		(1.70)

(0.35)	(0.35)		(0.39)	(0.33)		(0.24)		(0.33)
$8.07	$8.06		$7.33	$7.20		$6.76		$5.84
4.51%	15.09%		7.40%	11.63%		20.20%		(21.94)%

1.27%	1.30%		1.27%	1.34%		1.34	% [6]	1.38%
4.27%	4.41%		4.73%	4.45%		4.72	% [6]	4.97%
0.01%	0.00	% [8]	0.03%	0.00	% [8]	0.00	% [6,8]	0.00	% [8]

$94,300	$100,393		$99,963	$110,207		$123,128		$119,963
50%	41%		46%	59%		94%		140%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2007 to May 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2007	Ending Account Value 5/31/2008	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,000.40	$ 6.50
Class B Shares	$1,000	$ 996.60	$10.23
Class C Shares	$1,000	$ 996.60	$10.23
Class F Shares	$1,000	$1,000.40	$ 6.45
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.50	$ 6.56
Class B Shares	$1,000	$1,014.75	$10.33
Class C Shares	$1,000	$1,014.75	$10.33
Class F Shares	$1,000	$1,018.55	$ 6.51

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.30%
Class B Shares	2.05%
Class C Shares	2.05%
Class F Shares	1.29%

Portfolio of Investments Summary Tables

At May 31, 2008, the Fund's portfolio composition 1 was as follows:

Sector	Percentage of Total Net Assets
Domestic Fixed-Income Securities	35.8%
Domestic Equity Securities	32.5%
International Fixed-Income Securities	19.0%
International Equity Securities	6.0%
Cash Equivalents [2]	8.8%
Securities Lending Collateral [3]	1.4%
Other Assets and Liabilities--Net [4]	(3.5)%
TOTAL	100.0%

At May 31, 2008, the Fund's sector composition 5 for its equity securities was as follows:

Sector Composition	Percentage of Equity Securities
Financials	22.7%
Energy	15.8%
Industrials	11.0%
Consumer Staples	10.1%
Health Care	9.2%
Information Technology	8.5%
Telecommunication Services	7.8%
Consumer Discretionary	5.5%
Materials	4.7%
Utilities	4.7%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of these tables, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

2 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.

3 Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements and/or money market mutual funds.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

5 Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

Portfolio of Investments

May 31, 2008 (unaudited)

Shares			Value
		COMMON STOCKS--31.2%
		Consumer Discretionary--1.8%
27,400		American Eagle Outfitters, Inc.	$499,228
26,300		American Greetings Corp., Class A	490,758
22,300		CBS Corp. - Class B	481,234
31,510		Home Depot, Inc.	862,114
151,990		Leggett and Platt, Inc.	2,903,009
39,800		Macy's Inc.	942,066
24,940		Mattel, Inc.	502,292
117,000	[1]	Regal Entertainment Group	2,055,690
		TOTAL	8,736,391
		Consumer Staples--3.9%
8,840		Anheuser-Busch Cos., Inc.	507,946
43,080		Coca-Cola Co.	2,466,761
39,390		Kimberly-Clark Corp.	2,513,082
31,725		Kraft Foods, Inc., Class A	1,030,428
30,500		Nu Skin Enterprises, Inc.	522,770
28,340		PepsiCo, Inc.	1,935,622
57,140		Procter & Gamble Co.	3,774,097
27,900		SUPERVALU, Inc.	978,453
49,320		Sysco Corp.	1,522,015
70,810		Wal-Mart Stores, Inc.	4,088,569
		TOTAL	19,339,743
		Energy--5.7%
54,480		BP PLC, ADR	3,950,345
62,030		Chevron Corp.	6,150,274
32,970		ConocoPhillips	3,069,507
23,800		ENI SpA, ADR	1,941,842
50,520		Exxon Mobil Corp.	4,484,155
56,350		Royal Dutch Shell PLC	4,817,362
45,660	[1]	Total SA, ADR, Class B	3,984,292
		TOTAL	28,397,777
		Financials--4.1%
35,120		Ace, Ltd.	2,109,658
7,600		Aflac, Inc.	510,188
Shares			Value
		COMMON STOCKS--continued
		Financials--continued
84,800		Annaly Mortgage Management, Inc.	$1,510,288
35,700		Aspen Insurance Holdings Ltd.	912,492
101,893		Bank of America Corp.	3,465,381
20,200		Gallagher (Arthur J.) & Co.	515,706
29,770		Hartford Financial Services Group, Inc.	2,115,754
65,500		J.P. Morgan Chase & Co.	2,816,500
210,800		MFA Mortgage Investments, Inc.	1,532,516
13,500		PartnerRe Ltd.	994,815
51,640		Protective Life Corp.	2,167,847
30,150		The Travelers Cos, Inc.	1,501,772
		TOTAL	20,152,917
		Health Care--3.6%
91,670		Biovail Corp.	1,075,289
44,600		Bristol-Myers Squibb Co.	1,016,434
63,610		Johnson & Johnson	4,245,331
40,630		Lilly (Eli) & Co.	1,955,928
11,300		Merck & Co., Inc.	440,248
291,300		Pfizer, Inc.	5,639,568
71,360		Wyeth	3,173,379
		TOTAL	17,546,177
		Industrials--4.2%
38,370		3M Co.	2,975,977
6,020		Caterpillar, Inc.	497,493
18,890		Dover Corp.	1,021,571
18,900		Eaton Corp.	1,827,252
31,800		General Electric Co.	976,896
30,900		Illinois Tool Works, Inc.	1,659,330
70,820		Northrop Grumman Corp.	5,344,077
36,000		Tata Motors Ltd., Spon ADR	498,960
41,300		United Parcel Service, Inc.	2,933,126
28,080		United Technologies Corp.	1,994,803
31,600		Waste Management, Inc.	1,198,588
		TOTAL	20,928,073
		Information Technology--2.3%
16,400		Analog Devices, Inc.	575,804
47,820		Automatic Data Processing, Inc.	2,058,651
Shares			Value
		COMMON STOCKS--continued
		Information Technology--continued
12,500		International Business Machines Corp.	$1,617,875
29,500		Maxim Integrated Products, Inc.	651,950
35,610		Microchip Technology, Inc.	1,311,872
91,700		Seagate Technology Holdings	1,964,214
178,970		Taiwan Semiconductor Manufacturing Co., ADR	2,049,207
22,300	[1]	Telefonaktiebolaget LM Ericsson, ADR, Class B	602,992
23,000		Xilinx, Inc.	625,600
		TOTAL	11,458,165
		Materials--0.8%
13,890		Dow Chemical Co.	561,156
35,800		International Paper Co.	974,476
16,100		PPG Industries, Inc.	1,014,783
24,800		Packaging Corp. of America	645,792
18,690		Rohm & Haas Co.	1,008,886
		TOTAL	4,205,093
		Telecommunication Services--3.0%
137,919		AT&T, Inc.	5,502,968
8,300		BCE, Inc.	291,662
48,800		Citizens Communications Co.	569,008
29,400		Deutsche Telekom AG, ADR	491,274
180,090		NTT Docomo Inc. - Spon. ADR	2,876,037
39,000		Verizon Communications	1,500,330
31,100		Vodafone Group PLC, ADR	997,999
191,636		Windstream Corp.	2,556,424
		TOTAL	14,785,702
		Utilities--1.8%
28,720		AGL Resources, Inc.	1,025,304
24,000	[1]	Aqua America, Inc.	409,920
52,710		Integrys Energy Group, Inc.	2,706,659
183,590		NiSource, Inc.	3,321,143
11,850		Progress Energy, Inc.	506,706
25,000		SCANA Corp.	1,003,500
		TOTAL	8,973,232
		TOTAL COMMON STOCKS (IDENTIFIED COST $142,479,025)	154,523,270
Principal Amount or Shares			Value
		CORPORATE BONDS--0.7%
		Basic Industry - Paper--0.4%
$1,400,000		Louisiana-Pacific Corp., 8.875%, 08/15/2010	$1,393,682
400,000		Westvaco Corp., Sr. Deb., 7.500%, 6/15/2027	400,172
		TOTAL	1,793,854
		Communications Media Non-Cable--0.3%
1,500,000		News America Holdings, Inc., Note, 8.150%, 10/17/2036	1,722,680
		TOTAL CORPORATE BONDS (IDENTIFIED COST $4,070,681)	3,516,534
		PREFERRED STOCKS--7.2%
		Consumer Discretionary--0.3%
84,000		Citigroup 5.00% Equity Linked Notes (KBH)	1,731,601
		Energy--0.3%
34,700	[2,3]	Morgan Stanley 5.00% Equity Linked Notes (SUN)	1,598,803
		Financials--4.7%
169,000		Citigroup 5.00% Equity Linked Notes (SNV)	1,887,477
88,600		Citigroup 5.00% Equity Linked Notes (RF)	1,538,140
42,200		Credit Suisse 5.00% Equity Linked Notes (FITB)	791,672
99,700		Credit Suisse 5.00% Equity Linked Notes (FRE)	2,452,122
11,600		Credit Suisse 5.00% Equity Linked Notes (GS)	2,076,168
99,100		Deutsche Bank AG 5.00% Equity Linked Notes (KEY)	1,928,645
45,000	[2,3]	Goldman Sachs 5.00% Trigger Mandatory Exchangeable Notes (LEH)	1,736,955
32,000	[2,3]	Goldman Sachs 5.00% Trigger Mandatory Exchangeable Notes (STI)	1,702,240
56,100	[2,3]	Lehman Brothers 5.00% Equity Linked Notes (CMA)	2,070,090
93,400	[2,3]	Lehman Brothers 5.00% Equity Linked Notes (MI)	2,135,124
40,680	[2,3]	Lehman Brothers 5.00% Equity Linked Notes (MS)	1,878,196
42,200	[2,3]	Morgan Stanley 5.00% Equity Linked Notes (MER)	1,987,831
45,400		Morgan Stanley 5.00% Equity Linked Notes (FITB)	865,097
		TOTAL	23,049,757
		Information Technology--0.9%
105,200	[2,3]	Goldman Sachs 5.00% Trigger Mandatory Exchangeable Notes (INTC)	2,342,804
119,300	[2,3]	Goldman Sachs 7.25%Trigger Mandatory Exchangeable Notes (AMAT)	2,295,093
		TOTAL	4,637,897
Shares			Value
		PREFERRED STOCKS--continued
		Materials--1.0%
23,900		Credit Suisse 5.00% Equity Linked Notes (FCX)	$2,451,065
65,400	[2,3]	Morgan Stanley 5.00% Equity Linked Notes (AA)	2,361,594
		TOTAL	4,812,659
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $37,312,950)	35,830,717
		MUTUAL FUNDS--61.9% [4]
4,279,003		Emerging Markets Fixed Income Core Fund	94,420,915
7,215,638		Federated Mortgage Core Portfolio	71,290,501
16,738,880		High Yield Bond Portfolio	108,467,944
32,449,045	[5,6]	Prime Value Obligations Fund, Institutional Shares, 2.70%	32,449,045
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $305,743,015)	306,628,405
		TOTAL INVESTMENTS--101.0% (IDENTIFIED COST $489,605,671) [7]	500,498,926
		OTHER ASSETS AND LIABILITIES - NET--(1.0)% [8]	(5,009,900)
		TOTAL NET ASSETS--100%	$495,489,026

1 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2008, these restricted securities amounted to $20,108,730, which represented 4.1% of total net assets.

3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At May 31, 2008, these liquid restricted securities amounted to $20,108,730, which represented 4.1% of total net assets.

4 Affiliated companies.

5 7-Day net yield.

6 All or a portion of this security is held as collateral for securities lending.

7 The cost of investments for federal tax purposes amounts to $489,896,998.

8 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2008.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2008, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$461,151,675
Level 2 - Other Significant Observable Inputs	39,347,251
Level 3 - Significant Unobservable Inputs	0
TOTAL	$500,498,926

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2008 (unaudited)

Assets:
Total investments in securities, at value including $306,628,405 of investments in affiliated issuers (Note 5) and $6,928,204 of securities loaned (identified cost $489,605,671)		$500,498,926
Income receivable		1,875,535
Receivable for investments sold		5,094,886
Receivable for shares sold		257,831
TOTAL ASSETS		507,727,178
Liabilities:
Payable for investments purchased	$3,944,140
Payable for shares redeemed	626,131
Payable for collateral due to broker for securities loaned	7,077,208
Income distribution payable	263,708
Payable for Directors'/Trustees' fee	220
Payable for distribution services fee (Note 5)	60,487
Payable for shareholder services fee (Note 5)	100,703
Accrued expenses	165,555
TOTAL LIABILITIES		12,238,152
Net assets for 62,733,105 shares outstanding		$495,489,026
Net Assets Consist of:
Paid-in capital		$729,377,273
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		10,893,255
Accumulated net realized loss on investments, options and foreign currency transactions		(245,285,619)
Undistributed net investment income		504,117
TOTAL NET ASSETS		$495,489,026

Statement of Assets and Liabilities-continued

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($311,831,956 ÷ 39,479,554 shares outstanding), no par value, unlimited shares authorized	$7.90
Offering price per share (100/94.50 of $7.90) [1]	$8.36
Redemption proceeds per share	$7.90
Class B Shares:
Net asset value per share ($53,833,228 ÷ 6,806,055 shares outstanding), no par value, unlimited shares authorized	$7.91
Offering price per share	$7.91
Redemption proceeds per share (94.50/100 of $7.91) [1]	$7.47
Class C Shares:
Net asset value per share ($40,594,775 ÷ 5,138,818 shares outstanding), no par value, unlimited shares authorized	$7.90
Offering price per share	$7.90
Redemption proceeds per share (99.00/100 of $7.90) [1]	$7.82
Class F Shares:
Net asset value per share ($89,229,067 ÷ 11,308,678 shares outstanding), no par value, unlimited shares authorized	$7.89
Offering price per share (100/99.00 of $7.89) [1]	$7.97
Redemption proceeds per share (99.00/100 of $7.89) [1]	$7.81

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2008 (unaudited)

Investment Income:
Dividends (including $7,425,798 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $45,353)		$10,835,118
Interest (including $20,832 of income on securities loaned)		231,571
Investment income allocated from affiliated partnership (Note 5)		3,842,290
TOTAL INCOME		14,908,979
Expenses:
Investment adviser fee (Note 5)	$1,913,522
Administrative personnel and services fee (Note 5)	199,702
Custodian fees	16,846
Transfer and dividend disbursing agent fees and expenses	379,824
Directors'/Trustees' fees	3,253
Auditing fees	14,000
Legal fees	8,541
Portfolio accounting fees	68,031
Distribution services fee--Class B Shares (Note 5)	211,039
Distribution services fee--Class C Shares (Note 5)	158,426
Shareholder services fee--Class A Shares (Note 5)	393,673
Shareholder services fee--Class B Shares (Note 5)	70,346
Shareholder services fee--Class C Shares (Note 5)	51,924
Shareholder services fee--Class F Shares (Note 5)	106,126
Account administration fee--Class A Shares	527
Account administration fee--Class F Shares	580
Share registration costs	28,256
Printing and postage	40,832
Insurance premiums	3,602
Miscellaneous	2,439
EXPENSES BEFORE ALLOCATION	3,671,489
Expenses allocated from affiliated partnership	31,830
TOTAL EXPENSES	3,703,319

Statement of Operations-continued

Reimbursement, Waiver and Expense Reduction (Note 5):
Reimbursement of investment adviser fee	$(15,542)
Waiver of administrative personnel and services fee	(5,371)
Fees paid indirectly from directed brokerage arrangements	(4,144)
TOTAL REIMBURSEMENT, WAIVER AND EXPENSE REDUCTION		$(25,057)
Net expenses			$3,678,262
Net investment income			11,230,717
Realized and Unrealized Gain (Loss) on Investments, Written Options and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions (including realized gain of $2,206,142 on sales of investments in affiliated companies Note 5)			(1,179,329)
Net realized gain from affiliated partnership			124,263
Net realized gain on written options			149,798
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(11,242,313)
Net change in unrealized depreciation on written options			4,260
Net realized and unrealized loss on investments, written options and foreign currency transactions			(12,143,321)
Change in net assets resulting from operations			$(912,604)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2008	Year Ended 11/30/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$11,230,717	$23,048,787
Net realized gain (loss) on investments including allocation from affiliated partnership, written options and foreign currency transactions	(905,268)	27,593,575
Net change in unrealized appreciation/depreciation of investments, written options and translation of assets and liabilities in foreign currency	(11,238,053)	(26,714,771)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(912,604)	23,927,591
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(7,318,358)	(15,101,950)
Class B Shares	(1,069,612)	(2,167,642)
Class C Shares	(803,185)	(1,510,703)
Class F Shares	(2,072,419)	(4,216,643)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(11,263,574)	(22,996,938)
Share Transactions:
Proceeds from sale of shares	24,061,996	89,337,123
Net asset value of shares issued to shareholders in payment of distributions declared	9,771,171	19,844,561
Cost of shares redeemed	(59,876,174)	(127,652,234)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(26,043,007)	(18,470,550)
Change in net assets	(38,219,185)	(17,539,897)
Net Assets:
Beginning of period	533,708,211	551,248,108
End of period (including undistributed net investment income of $504,117 and $536,974, respectively)	$495,489,026	$533,708,211

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 20008 (unaudited)

1. ORGANIZATION

Federated Income Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Capital Income Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class F Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is to achieve current income and long-term growth of income. Capital appreciation is a secondary objective.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in portfolios of Federated Core Trust (Core Trust), which is managed by Federated Investment Management Company, an affiliate to the Fund's adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a portfolio of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower rated fixed-income securities. The investment objective of Federated Mortgage Core Portfolio, a portfolio of Core Trust, is to provide total return. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust. A copy of the Core Trust's financial statements is available on the EDGAR Database on the SEC's website www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

The Fund may also invest in portfolios of Federated Core Trust II (Core Trust II), pursuant to a separate Exemptive Order issued by the SEC. Core Trust II is independently managed by Federated Investment Counseling, an affiliate to the Fund's Adviser. Core Trust II is a limited partnership established under the laws of the state of Delaware, on November 13, 2000, registered under the Act, and offered only to registered investment companies and other accredited investors. The investment objective of Emerging Markets Fixed-Income Core Fund (EMCORE), a portfolio of Core Trust II, is to achieve total return on assets. Federated receives no advisory or administrative fees on behalf of the Core Trust II. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. The performance of the Fund is directly affected by the performance of EMCORE. A copy of EMCORE's financial statements is available on the EDGAR Database on the SEC's website www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on December 1, 2007. As of and during the six months ended May 31, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2008, tax years 2004 through 2007 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the commonwealth of Massachusetts.

Withholding taxes and where appropriate, deferred withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Written Options Contracts

The Fund may write option contracts. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the six months ended May 31, 2008, the Fund had a realized gain of $149,798 on written options.

The following is a summary of the Fund's written option activity:

Contracts	Number of Contracts	Premium
Outstanding at November 30, 2007	570	$ 41,340
Contracts written	4,305	355,673
Contracts bought back	(4,875)	(397,013)
Outstanding at May 31, 2008	--	$ --

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of May 31, 2008, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$6,928,204	$7,077,208

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 5/31/2008		Year Ended 11/30/2007
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,907,821	$15,171,676	6,091,111	$50,045,417
Shares issued to shareholders in payment of distributions declared	853,755	6,742,444	1,689,461	13,826,602
Shares redeemed	(4,840,418)	(38,293,759)	(10,494,282)	(85,942,933)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(2,078,842)	$(16,379,639)	(2,713,710)	$(22,070,914)

	Six Months Ended 5/31/2008		Year Ended 11/30/2007
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	420,963	$3,339,746	2,120,245	$17,436,661
Shares issued to shareholders in payment of distributions declared	111,139	879,072	216,702	1,775,547
Shares redeemed	(1,120,358)	(8,863,716)	(2,160,580)	(17,740,063)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(588,256)	$(4,644,898)	176,367	$1,472,145

	Six Months Ended 5/31/2008		Year Ended 11/30/2007
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	496,683	$3,960,374	2,011,474	$16,491,107
Shares issued to shareholders in payment of distributions declared	79,389	627,060	141,547	1,158,047
Shares redeemed	(842,654)	(6,659,296)	(1,131,317)	(9,240,475)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(266,582)	$(2,071,862)	1,021,704	$8,408,679

	Six Months Ended 5/31/2008		Year Ended 11/30/2007
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	200,645	$1,590,200	653,274	$5,363,938
Shares issued to shareholders in payment of distributions declared	193,009	1,522,595	377,240	3,084,365
Shares redeemed	(764,775)	(6,059,403)	(1,798,990)	(14,728,763)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(371,121)	$(2,946,608)	(768,476)	$(6,280,460)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(3,304,801)	$(26,043,007)	(2,284,115)	$(18,470,550)

4. FEDERAL TAX INFORMATION

At May 31, 2008, the cost of investments for federal tax purposes was $489,896,998. The net unrealized appreciation of investments for federal tax purposes was $10,601,928. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $44,412,667 and net unrealized depreciation from investments for those securities having an excess of cost over value of $33,810,739.

At November 30, 2007, the Fund had a capital loss carryforward of $242,246,085 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$ 8,547,252
2010	$205,719,244
2011	$ 27,979,589

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Certain of the Fund's assets are managed by Federated Investment Management Company (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended May 31, 2008, the Sub-Adviser earned a fee of $388,204.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2008, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $5,371 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares, Class C Shares and Class F Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.05%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2008, FSC retained $25,982 of fees paid by the Fund. For the six months ended May 31, 2008, the Fund's Class F Shares did not incur a distribution services fee.

On November 15, 2007, the Fund's Trustees approved an amendment to the Plan to reduce the distribution services fee for the Fund's Class F Shares from 0.25% to 0.05%. The amendment to the Plan became effective for the Fund on January 31, 2008.

Sales Charges

For the six months ended May 31, 2008, FSC retained $21,733 in sales charges from the sale of Class A Shares. FSC also retained $2,538 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended May 31, 2008, FSSC received $12,339 of fees paid by the Fund.

Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended May 31, 2008, the Fund's expenses were reduced by $4,144 under these arrangements.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2008, the Adviser reimbursed $15,542. Transactions with affiliated companies during the six months ended May 31, 2008 were as follows:

Affiliates	Balance of Shares Held 11/30/2007	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2008	Value	Dividend Income/ Allocated Investment Income
Emerging Markets Fixed Income Core Fund	4,779,921	40,482	541,400	4,279,003	$ 94,420,915	$ 3,842,290
Federated Mortgage Core Portfolio	9,954,096	--	2,738,458	7,215,638	$ 71,290,501	$ 2,264,565
High Yield Bond Portfolio	13,329,058	3,904,699	494,877	16,738,880	$ 108,467,944	$ 4,511,353
Prime Value Obligations Fund, Institutional Shares	35,480,991	85,516,051	88,547,997	32,449,045	$ 32,449,045	$ 649,880
TOTAL OF AFFILIATED TRANSACTIONS	63,544,066	89,461,232	92,322,732	60,682,566	$306,628,405	$11,268,088

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2008, were as follows:

Purchases	$128,893,011
Sales	$148,435,287

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of May 31, 2008, there were no outstanding loans. During the six months ended May 31, 2008, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of May 31, 2008, there were no outstanding loans. During the six months ended May 31, 2008, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated"), and various Federated funds ("Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel have been defending this litigation, and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

In addition, in March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of adopting FAS 161 and its impact on the financial statements and the accompanying notes.

Evaluation and Approval of Advisory Contract - May 2008

FEDERATED CAPITAL INCOME FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2008. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the periods ending December 31, 2007, the Fund's performance for the three-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420C878
Cusip 31420C860
Cusip 31420C852
Cusip 31420C845

8092606 (7/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Stock and California Muni Fund

Established 2006

A Portfolio of Federated Income Securities Trust

Federated Stock and California Muni Fund invests in both equity securities (stock) and California municipal (muni) securities as described in the Fund's Prospectus and Statement of Additional Information. Thus, the Fund is not entirely a "tax-exempt" or "municipal" fund, and a portion of the income derived from the Fund's portfolio (or dividend distributions) will be subject to federal income tax and California state and local personal income tax.

SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2008

Class A Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2008		Period Ended 11/30/2007	[1]
Net Asset Value, Beginning of Period	$9.88		$10.00
Income From Investment Operations:
Net investment income	0.17		0.31
Net realized and unrealized loss on investments, futures contracts, foreign currency transactions and swap contracts	(0.23)		(0.14)
TOTAL FROM INVESTMENT OPERATIONS	(0.06)		0.17
Less Distributions:
Distributions from net investment income	(0.17)		(0.29)
Net Asset Value, End of Period	$9.65		$9.88
Total Return [2]	(0.62)%		1.69%

Ratios to Average Net Assets:
Net expenses	0.48	% [3,4]	0.33	% [3,4]
Net investment income	3.68	% [3]	3.57	% [3]
Expense waiver/reimbursement [5]	4.80	% [3]	8.24	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$7,490		$6,728
Portfolio turnover	60%		87%

1 For the period from December 11, 2006 (date of initial investment) to November 30, 2007.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 0.48% and 0.32% for the six months ended May 31, 2008 and for the period ended November 30, 2007, respectively, after taking into account these expense reductions.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2008		Period Ended 11/30/2007	[1]
Net Asset Value, Beginning of Period	$9.88		$10.00
Income From Investment Operations:
Net investment income	0.13		0.25
Net realized and unrealized loss on investments, futures contracts, foreign currency transactions and swap contracts	(0.23)		(0.15)
TOTAL FROM INVESTMENT OPERATIONS	(0.10)		0.10
Less Distributions:
Distributions from net investment income	(0.13)		(0.22)
Net Asset Value, End of Period	$9.65		$9.88
Total Return [2]	(1.02)%		1.01%

Ratios to Average Net Assets:
Net expenses	1.28	% [3,4]	1.09	% [3,4]
Net investment income	2.90	% [3]	2.87	% [3]
Expense waiver/reimbursement [5]	4.80	% [3]	6.67	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$2,762		$1,644
Portfolio turnover	60%		87%

1 For the period from December 11, 2006 (date of initial investment) to November 30, 2007.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 1.28% and 1.08% for the six months ended May 31, 2008 and for the period ended November 30, 2007, respectively, after taking into account these expense reductions.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2007 to May 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2007	Ending Account Value 5/31/2008	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$ 993.80	$2.39
Class C Shares	$1,000	$ 989.80	$6.37
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,022.60	$2.43
Class C Shares	$1,000	$1,018.60	$6.46

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.48%
Class C Shares	1.28%

Portfolio of Investments Summary Tables

At May 31, 2008, the Fund's portfolio composition 1 was as follows:

Sector	Percentage of Total Net Assets
Tax-Exempt, Fixed-Income Securities	68.7%
Equity Securities	30.0%
Derivative Contracts [2,3]	0.0%
Cash Equivalents [4]	2.5%
Other Assets and Liabilities--Net [5]	(1.2)%
TOTAL	100.0%

At May 31, 2008, the Fund's sector composition 6 for its equity securities was as follows:

Sector Composition	Percentage of Equity Securities
Energy	16.5%
Financials	15.3%
Consumer Staples	13.6%
Industrials	12.1%
Health Care	10.6%
Telecommunication Services	8.3%
Information Technology	8.1%
Utilities	6.1%
Consumer Discretionary	5.6%
Materials	3.8%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.

3 Represents less than 0.1%.

4 Cash Equivalents include any investments in tax-exempt, variable rate demand instruments.

5 Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.

6 Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

At May 31, 2008, the Fund's sector composition 7 for its tax-exempt securities was as follows:

Sector Composition	Percentage of Tax-Exempt Municipal Securities
Insured	43.5%
Education	16.4%
General Obligation-State	14.8%
Hospital	5.5%
Refunded	5.5%
Tobacco	4.8%
Public Power	4.1%
Transportation	3.6%
Senior Care	1.2%
Special Tax	0.6%
TOTAL	100.0%

7 Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's adviser. For securities that have been enhanced by a third-party (other than a bond insurer), such as a guarantor, sector classifications are based upon the economic sector and/or revenue source of the third-party as determined by the Fund's adviser. Securities that are insured by a bond insurer are assigned to the "Insured" sector.

Portfolio of Investments

May 31, 2008 (unaudited)

Shares			Value
		COMMON STOCKS--30.0%
		Consumer Discretionary--1.7%
410		American Eagle Outfitters, Inc.	$7,470
510		American Greetings Corp., Class A	9,517
400		CBS Corp. - Class B	8,632
670		Home Depot, Inc.	18,331
360		KB HOME	7,384
2,600		Leggett and Platt, Inc.	49,660
730		Macy's Inc.	17,279
500		Mattel, Inc.	10,070
2,430		Regal Entertainment Group	42,695
		TOTAL	171,038
		Consumer Staples--4.1%
130		Anheuser-Busch Cos., Inc.	7,470
720		Coca-Cola Co.	41,227
720		Colgate-Palmolive Co.	53,539
830		Kimberly-Clark Corp.	52,954
506		Kraft Foods, Inc., Class A	16,435
500		Nu Skin Enterprises, Inc.	8,570
590		PepsiCo, Inc.	40,297
1,010		Procter & Gamble Co.	66,710
570		SUPERVALU, Inc.	19,990
800		Sysco Corp.	24,688
1,480		Wal-Mart Stores, Inc.	85,455
		TOTAL	417,335
		Energy--5.0%
960		BP PLC, ADR	69,610
960		Chevron Corp.	95,184
420		ConocoPhillips	39,102
440		ENI SpA, ADR	35,900
1,370		Exxon Mobil Corp.	121,601
Shares			Value
		COMMON STOCKS--continued
		Energy--continued
930		Royal Dutch Shell PLC	$79,506
180		Sunoco, Inc.	8,005
670		Total SA, ADR, Class B	58,464
		TOTAL	507,372
		Financials--4.6%
960		Ace, Ltd.	57,667
100		Aflac, Inc.	6,713
660		Aspen Insurance Holdings Ltd.	16,870
1,670		Bank of America Corp.	56,797
240		Comerica, Inc.	8,923
310		Federal Home Loan Mortgage Corp.	7,880
400		Fifth Third Bancorp	7,480
320		Gallagher (Arthur J.) & Co.	8,170
60		Goldman Sachs Group, Inc.	10,585
570		Hartford Financial Services Group, Inc.	40,510
1,080		J.P. Morgan Chase & Co.	46,440
400		KeyCorp	7,788
240		Lehman Brothers Holdings, Inc.	8,834
410		Marshall & Ilsley Corp.	9,528
390		Merrill Lynch & Co., Inc.	17,129
220		Morgan Stanley	9,731
450		PartnerRe Ltd.	33,160
1,400		Protective Life Corp.	58,772
420		Regions Financial Corp.	7,484
170		SunTrust Banks, Inc.	8,876
700		Synovus Financial Corp.	8,043
660		The Travelers Cos, Inc.	32,875
		TOTAL	470,255
		Health Care--3.2%
1,500		Biovail Corp.	17,595
820		Bristol-Myers Squibb Co.	18,688
1,450		Johnson & Johnson	96,773
660		Lilly (Eli) & Co.	31,772
Shares			Value
		COMMON STOCKS--continued
		Health Care--continued
200		Merck & Co., Inc.	$7,792
4,920		Pfizer, Inc.	95,251
1,310		Wyeth	58,256
		TOTAL	326,127
		Industrials--3.6%
810		3M Co.	62,824
100		Caterpillar, Inc.	8,264
360		Dover Corp.	19,469
300		Eaton Corp.	29,004
600		General Electric Co.	18,432
580		Illinois Tool Works, Inc.	31,146
1,180		Northrop Grumman Corp.	89,043
600		Tata Motors Ltd., Spon ADR	8,316
760		United Parcel Service, Inc.	53,975
410		United Technologies Corp.	29,126
640		Waste Management, Inc.	24,275
		TOTAL	373,874
		Information Technology--2.4%
330		Analog Devices, Inc.	11,586
600		Applied Materials, Inc.	11,886
880		Automatic Data Processing, Inc.	37,884
1,240		Intel Corp.	28,743
200		International Business Machines Corp.	25,886
550		Maxim Integrated Products, Inc.	12,155
670		Microchip Technology, Inc.	24,683
1,490		Seagate Technology Holdings	31,916
3,380		Taiwan Semiconductor Manufacturing Co., ADR	38,701
490		Telefonaktiebolaget LM Ericsson, ADR, Class B	13,250
480		Xilinx, Inc.	13,056
		TOTAL	249,746
		Materials--1.1%
300		Alcoa, Inc.	12,177
240		Dow Chemical Co.	9,696
180		Freeport-McMoRan Copper & Gold, Inc.	20,828
Shares or Principal Amount			Value
		COMMON STOCKS--continued
		Materials--continued
600		International Paper Co.	$16,332
850		Packaging Corp. of America	22,134
310		PPG Industries, Inc.	19,539
300		Rohm & Haas Co.	16,194
		TOTAL	116,900
		Telecommunication Services--2.5%
2,260		AT&T, Inc.	90,174
100		BCE, Inc.	3,514
700		Citizens Communications Co.	8,162
500		Deutsche Telekom AG, ADR	8,355
3,110		NTT Docomo Inc. - Spon. ADR	49,667
860		Verizon Communications	33,084
500		Vodafone Group PLC, ADR	16,045
3,560		Windstream Corp.	47,490
		TOTAL	256,491
		Utilities--1.8%
600		AGL Resources, Inc.	21,420
480		Aqua America, Inc.	8,198
1,130		Integrys Energy Group, Inc.	58,025
3,920		NiSource, Inc.	70,913
180		Progress Energy, Inc.	7,697
530		SCANA Corp.	21,274
		TOTAL	187,527
		TOTAL COMMON STOCKS (IDENTIFIED COST $3,074,715)	3,076,665
		MUNICIPAL BONDS--68.7%
		California--68.7%
$100,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Hamlin School), Revenue Bonds (Series 2007), 5.000%, 08/01/2037	84,844
50,000		Allan Hancock, CA Joint Community College District, UT GO Bonds (Election of 2006-Series A), 5.000%, (FSA INS), 08/01/2025	52,386
100,000		Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bond (2006 Series F), 5.000%, 04/01/2031	102,667
Principal Amount			Value
		MUNICIPAL BONDS--continued
		California--continued
$150,000		Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (Series 2007F), 5.000%, 04/01/2024	$157,417
200,000		Belmont-Redwood Shores, CA School District, Refunding UT GO Bonds, 5.000%, (FSA INS), 09/01/2022	210,668
200,000		Beverly Hills, CA Unified School District, UT GO Bonds (Election 2002-Series B), 5.000%, 08/01/2027	207,298
300,000		California Educational Facilities Authority, (Pomona College), Revenue Bonds (Series 2005A), 5.000%, 07/01/2045	305,721
100,000		California Health Facilities Financing Authority, (Sutter Health), Revenue Bonds (Series 2008A), 5.250%, 08/15/2022	104,577
200,000		California Health Facilities Financing Authority, (Sutter Health), Revenue Bonds (Series 2007A), 5.250%, 11/15/2046	198,882
100,000		California Infrastructure & Economic Development Bank, (Walt Disney Family Museum), Revenue Bonds (Series 2008), 5.000%, 02/01/2023	102,147
200,000		California Municipal Finance Authority, (Biola University), Refunding Revenue Bonds (Series 2008A), 5.875%, 10/01/2034	202,440
400,000		California State Department of Water Resources Power Supply Program, Revenue Bonds (Series 2008H), 5.000%, (FSA INS), 05/01/2022	427,740
150,000		California State, Various Purpose UT GO Bonds, 5.000%, 06/01/2032	150,430
400,000		California State, Various Purpose UT GO Bonds, 5.250%, 03/01/2038	409,472
100,000		California State, Various Purpose UT GO Bonds, 5.500%, 03/01/2026	106,516
100,000		California Statewide Communities Development Authority, (Daughters of Charity Health System), Revenue Bonds (Series 2005A), 5.250%, 07/01/2035	94,217
100,000		California Statewide Communities Development Authority, (Front Porch at Walnut Village), Revenue Bonds (Series 2007A), 5.125%, 04/01/2037	90,205
300,000		Chino Basin Desalter Authority, Desalter Revenue Refunding Bonds (Series 2008A), 5.000%, (Assured Guaranty Corp. INS), 06/01/2021	320,955
100,000	[1,2]	Contra Costa County, CA Public Financing Authority, AUSTIN Trust Variable Inverse Certificates (Series 2007-1005), (MBIA Insurance Corp. INS), 7.022%, 08/01/2037	102,933
300,000		Fresno Joint Powers Financing Authority, Lease Revenue Bonds (Series 2008C), 5.000%, (Assured Guaranty Corp. INS), 04/01/2024	313,986
100,000		Golden State Tobacco Securitization Corp., CA, (California State), Enhanced Tobacco Settlement Asset-Backed Bonds (Series 2005A), 5.000%, 06/01/2045	92,574
300,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series 2007A-1), 5.750%, 06/01/2047	260,715
Principal Amount			Value
		MUNICIPAL BONDS--continued
		California--continued
$300,000		Grossmont-Cuyamaca, CA Community College District, UT GO Bonds (Election 2002 Series 2005B), 5.000%, (United States Treasury PRF 8/1/2015@100), 08/01/2024	$333,567
340,000		Hollister, CA Joint Powers Financing Authority Wastewater Revenue, Revenue Bonds, 5.000%, (FSA INS), 06/01/2032	349,479
50,000		Irvine, CA Assessment District No. 04-20, Special Assessment Bonds (Group One), 5.000%, 09/02/2030	43,455
200,000		Kern High School District, CA, UT GO Bonds (Election 2004-Series 2006B), 5.000%, (FSA INS), 08/01/2024	209,968
110,000		Los Angeles, CA Unified School District, Refunding UT GO Bonds (Series 2006B), 4.750%, (FGIC INS), 07/01/2021	113,956
300,000		Los Angeles, CA Unified School District, UT GO Bonds (Series 2006G), 5.000%, (AMBAC INS), 07/01/2030	308,016
200,000		Regents of the University of California Medical Center, Libor Floating Rate Index Bonds (Series 2007C-2), (MBIA Insurance Corp. INS), 2.533%, 05/15/2043	156,000
50,000		Roseville, CA Natural Gas Financing Authority, Gas Revenue Bonds (Series 2007), 5.000%, 02/15/2028	46,386
100,000		Sacramento, CA Unified School District, (Election of 2002, Series 2005), 5.000%, (MBIA Insurance Corp. INS), 07/01/2030	102,635
50,000		San Francisco, CA City & County Airport Commission, Revenue Refunding Bonds (Issue 34D), 5.250%, (Assured Guaranty Corp. INS), 05/01/2025	52,320
300,000		Santa Clara County, CA Financing Authority, Refunding Lease Revenue Bonds (Series 2008L), 5.250%, 05/15/2036	310,341
100,000		Santa Clarita, CA Community College District, UT GO Bonds (Election of 2001, Series 2005), 5.000%, (FSA INS), 08/01/2028	103,338
300,000		Sweetwater, CA Union High School District, UT GO Bonds (Election of 2006, Series 2008A), 5.000%, (FSA INS), 08/01/2032	310,875
40,000		University of California, (UCLA Medical Center), Hospital Revenue Bonds (Series 2004A), 5.000%, (AMBAC INS), 05/15/2039	40,500
60,000		University of California, (UCLA Medical Center), Hospital Revenue Bonds (Series 2004A), 5.000%, (United States Treasury PRF 5/15/2012@101), 05/15/2039	65,144
150,000		University of California, General Revenue Bonds (Series 2008L), 5.000%, 05/15/2025	157,508
235,000		University of California, Revenue Bonds (Series L), 5.000%, 05/15/2036	241,660
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $7,113,466)	7,043,938
Principal Amount			Value
		SHORT-TERM MUNICIPALS--2.5% [3]
		California--2.5%
$100,000		Los Angeles, CA Department of Water & Power (Electric/Power System), (Series 2001 B-1) Weekly VRDNs, 1.250%, 6/5/2008	$100,000
150,000		M-S-R Public Power Agency, CA, (Series 1998-F: San Juan Project) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ, MBIA Insurance Corp. INS), 1.700%, 6/2/2008	150,000
		TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)	250,000
		TOTAL INVESTMENTS--101.2% (IDENTIFIED COST $10,438,181) [4]	10,370,603
		OTHER ASSETS AND LIABILITIES - NET--(1.2)% [5]	(118,352)
		TOTAL NET ASSETS--100%	$10,252,251

At May 31, 2008, the Fund had the following open swap/rate lock contract:

Counterparty	Pay	Receive	Expiration Date	Notional Amount	Value
[6] Goldman Sachs & Co.	4.71%	10 Year MMD Rate Lock	6/5/2008	$100,000	$(104,719)

Value of Swap/Rate Lock Contract is included in "Other Assets and Liabilities - Net."

At May 31, 2008, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2008, this restricted security amounted to $102,933, which represented 1.0% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees ("the Trustees"). At May 31, 2008, this liquid restricted security amounted to $102,933, which represented 1.0% of total net assets.

3 Current rate and next reset date shown for Variable Rate Demand Notes.

4 The cost of investments for federal tax purposes amounts to $10,438,138.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

6 Premiums received by the Fund amounted to $100,000.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2008.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2008, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$ 3,076,665	$ --
Level 2 - Other Significant Observable Inputs	7,293,938	(104,719)
Level 3 - Significant Unobservable Inputs	--	--
TOTAL	$10,370,603	$(104,719)

* Other financial instruments include a swap/rate lock contract.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
AMBAC	--American Municipal Bond Assurance Corporation
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GO	--General Obligation
INS	--Insured
LIQ	--Liquidity Agreement
PRF	--Prerefunded
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2008 (unaudited)

Assets:
Total investments in securities, at value (identified cost $10,438,181)		$10,370,603
Cash		13,373
Income receivable		104,866
Receivable for investments sold		501,869
Receivable for shares sold		122,612
Prepaid expenses		8,932
TOTAL ASSETS		11,122,255
Liabilities:
Payable for investments purchased	$673,150
Payable for shares redeemed	83,364
Swaps, at value (premium received of $100,000)	104,719
Payable for distribution services fee (Note 5)	1,764
Payable for shareholder services fee (Note 5)	7,007
TOTAL LIABILITIES		870,004
Net assets for 1,062,231 shares outstanding		$10,252,251
Net Assets Consist of:
Paid-in capital		$10,590,083
Net unrealized depreciation of investments and swap contracts		(72,297)
Accumulated net realized loss on investments, futures contracts and foreign currency transactions		(297,751)
Undistributed net investment income		32,216
TOTAL NET ASSETS		$10,252,251
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($7,490,414 ÷ 776,142 shares outstanding), no par value, unlimited shares authorized		$9.65
Offering price per share (100/94.50 of $9.65) [1]		$10.21
Redemption proceeds per share		$9.65
Class C Shares:
Net asset value per share ($2,761,837 ÷ 286,089 shares outstanding), no par value, unlimited shares authorized		$9.65
Offering price per share		$9.65
Redemption proceeds per share (99.00/100 of $9.65) [1]		$9.55

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2008 (unaudited)

Investment Income:
Interest			$149,959
Dividends (net of foreign taxes withheld of $678)			45,382
TOTAL INCOME			195,341
Expenses:
Investment adviser fee (Note 5)		$46,899
Administrative personnel and services fee (Note 5)		95,000
Custodian fees		2,753
Transfer and dividend disbursing agent fees and expenses		14,972
Directors'/Trustees' fees		1,101
Auditing fees		11,699
Legal fees		8,775
Portfolio accounting fees		30,897
Distribution services fee--Class C Shares (Note 5)		9,514
Shareholder services fee--Class A Shares (Note 5)		6,603
Shareholder services fee--Class C Shares (Note 5)		3,168
Share registration costs		16,253
Printing and postage		6,773
Insurance premiums		2,585
Miscellaneous		708
TOTAL EXPENSES		257,700
Waivers, Reimbursement and Expense Reductions:
Waiver of investment adviser fee (Note 5)	$(46,899)
Waiver of administrative personnel and services fee (Note 5)	(17,453)
Reduction of custodian fees	(56)
Reimbursement of other operating expenses (Note 5)	(160,669)
Fees paid indirectly from directed brokerage arrangements (Note 5)	(58)
TOTAL WAIVERS, REIMBURSEMENT AND EXPENSE REDUCTIONS		(225,135)
Net expenses			32,565
Net investment income			162,776
Realized and Unrealized Loss on Investments, Futures Contracts and Swap Contracts:
Net realized loss on investments			(149,779)
Net realized loss on futures contracts			(115)
Net change in unrealized depreciation of swap contracts			(4,719)
Net change in unrealized depreciation of investments			(43,077)
Net realized and unrealized loss on investments, futures contracts and swap contracts			(197,690)
Change in net assets resulting from operations			$(34,914)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2008	Period Ended 11/30/2007 [1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$162,776	$167,920
Net realized loss on investments, futures contracts and foreign currency transactions	(149,894)	(147,919)
Net change in unrealized depreciation of investments and swap contracts	(47,796)	(24,501)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(34,914)	(4,500)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(118,544)	(124,069)
Class C Shares	(34,167)	(21,638)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(152,711)	(145,707)
Share Transactions:
Proceeds from sale of shares	2,747,660	8,997,528
Net asset value of shares issued to shareholders in payment of distributions declared	95,533	84,602
Cost of shares redeemed	(775,416)	(559,824)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,067,777	8,522,306
Change in net assets	1,880,152	8,372,099
Net Assets:
Beginning of period	8,372,099	--
End of period (including undistributed net investment income of $32,216 and $22,151, respectively)	$10,252,251	$8,372,099

1 For the period from December 11, 2006 (date of initial investment) to November 30, 2007.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2008 (unaudited)

1. ORGANIZATION

Federated Income Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Stock and California Muni Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Class A Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class- specific matters. The investment objective of the Fund is to seek to provide tax-advantaged income, with a secondary objective of capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on December 1, 2007. As of and during the six months ended May 31, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2008, tax year 2007 remains subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the commonwealth of Massachusetts.

Withholding taxes and where appropriate, deferred withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap and Interest Rate Lock Contracts

Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or "swapped" between parties are generally calculated with respect to a "notional amount" for a predetermined period of time. The Fund may enter into interest rate, total return, credit default and other swap agreements. Interest rate swap agreements generally involve the agreement by the Fund to pay a counterparty a fixed or floating interest rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in Swaps at value on the Statement of Assets and Liabilities and periodic payments are reported as Net realized gain or loss on swap contracts in the Statement of Operations. For the six months ended May 31, 2008, the Fund had no net realized gains or losses on swap contracts.

Swap contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cashflows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended May 31, 2008, the Fund had net realized losses on futures contracts of $115.

At May 31, 2008, the Fund had no outstanding futures contracts.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 5/31/2008		Period Ended 11/30/2007 [1]
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	141,086	$1,344,446	724,285	$7,282,087
Shares issued to shareholders in payment of distributions declared	7,509	71,922	6,666	66,326
Shares redeemed	(53,617)	(522,027)	(49,787)	(499,477)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	94,978	$894,341	681,164	$6,848,936

	Six Months Ended 5/31/2008		Period Ended 11/30/2007 [1]
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	143,507	$1,403,214	170,762	$1,715,441
Shares issued to shareholders in payment of distributions declared	2,464	23,611	1,836	18,276
Shares redeemed	(26,326)	(253,389)	(6,154)	(60,347)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	119,645	$1,173,436	166,444	$1,673,370
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	214,623	$2,067,777	847,608	$8,522,306

1 Reflects operations for the period from December 11, 2006 (date of initial investment) to November 30, 2007.

4. FEDERAL TAX INFORMATION

At May 31, 2008, the cost of investments for federal tax purposes was $10,438,138. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from swap contracts was $67,535. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $245,402 and net unrealized depreciation from investments for those securities having an excess of cost over value of $312,937.

At November 30, 2007, the Fund had a capital loss carryforward of $136,793 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2015.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.00% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the six months ended May 31, 2008, the Adviser voluntarily waived its entire fee of $46,899 and voluntarily reimbursed $160,669 of other operating expenses.

For the six months ended May 31, 2008, total expenses after waiver and reimbursements by the Adviser were 0.48% and 1.28%, annualized, for Class A Shares and Class C Shares, respectively. It is anticipated that the Adviser will adjust its waiver and/or reimbursement over the course of the next fiscal year so that by the fiscal year end November 30, 2008, total expenses (after waiver and reimbursement) are anticipated to be 0.75% for Class A Shares and 1.50% for Class C Shares (See the Prospectus for additional details on the fee waiver and reimbursements).

Certain of the Fund's assets are managed by Federated Investment Management Company (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended May 31, 2008, the Sub-Adviser earned a sub-adviser fee of $8,048.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2008, the net fee paid to FAS was 1.653% of average daily net assets of the Fund. FAS waived $17,453 of its fee. The Fund currently accrues the minimum administrative fee; therefore the percentage of average aggregate daily net assets is greater than the amounts presented in the chart above.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2008, FSC retained $7,210 of fees paid by the Fund. On November 15, 2007, the Fund's Trustees approved an amendment to the Plan to reduce the distribution services fee for the Fund's Class A Shares from 0.25% to 0.05%. The amendment to the Plan became effective for the Fund's Class A Shares on January 31, 2008. For the six months ended May 31, 2008, the Fund's Class A Shares did not incur a distribution services fee.

Sales Charges

For the six months ended May 31, 2008, FSC retained $2,000 in sales charges from the sale of Class A Shares. FSC also retained $351 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended May 31, 2008, FSSC did not receive any fees paid by the Fund.

Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended May 31, 2008, the Fund's expenses were reduced by $58 under these arrangements.

Interfund Transactions

During the six months ended May 31, 2008, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $5,400,000 and $5,809,697, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

At May 31, 2008, an affiliate of the Fund owned 37% of the outstanding Class A Shares.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2008, were as follows:

Purchases	$7,836,684
Sales	$5,124,743

7. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at May 31, 2008, 32.1% of the securities in the Portfolio of Investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 16.1% of total investments.

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of May 31, 2008, there were no outstanding loans. During the six months ended May 31, 2008, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of May 31, 2008, there were no outstanding loans. During the six months ended May 31, 2008, the program was not utilized.

10. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds and their respective counsel have been defending this litigation and none of the Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares or other adverse consequences for the Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Fund's net assets or results of operations.

In addition, in March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of adopting FAS 161 and its impact on the financial statements and the accompanying notes.

Evaluation and Approval of Advisory Contract - May 2008

FEDERATED STOCK AND CALIFORNIA MUNI FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2008. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the period ending December 31, 2007, the Fund's performance for the one-year period fell below the median of the relevant peer group. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420C746
Cusip 31420C738

37048 (7/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                      Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Income Securities Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	July 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	July 21, 2008

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	July 22, 2008